AMG GW&K Small Cap Value Fund
Schedule of Portfolio Investments (unaudited)
September 30, 2025
	Shares	Value
Common Stocks - 98.6%
Communication Services - 3.4%
Bandwidth, Inc., Class A*	108,297	$1,805,311
IMAX Corp. (Canada)*,1	125,295	4,103,411
Ziff Davis, Inc.*,1	34,400	1,310,640

Total Communication Services		7,219,362
Consumer Discretionary - 9.2%
Arhaus, Inc.*	171,345	1,821,397
Boot Barn Holdings, Inc.*,1	13,003	2,154,857
Camping World Holdings, Inc., Class A	134,200	2,119,018
Genius Sports, Ltd. (United Kingdom)*	306,125	3,789,827
Group 1 Automotive, Inc.	7,812	3,417,828
Patrick Industries, Inc.	22,399	2,316,729
Tri Pointe Homes, Inc.*	115,675	3,929,480

Total Consumer Discretionary		19,549,136
Consumer Staples - 1.4%
Central Garden & Pet Co.*	75,995	2,481,237
Central Garden & Pet Co., Class A*	18,451	544,858

Total Consumer Staples		3,026,095
Energy - 7.0%
California Resources Corp.	29,485	1,568,012
Chord Energy Corp.	17,410	1,730,032
Magnolia Oil & Gas Corp., Class A	99,980	2,386,523
Matador Resources Co.	42,731	1,919,904
Permian Resources Corp.	113,178	1,448,678
Solaris Energy Infrastructure, Inc., Class A	144,215	5,764,273

Total Energy		14,817,422
Financials - 27.9%
Ameris Bancorp	59,303	4,347,503
Atlantic Union Bankshares Corp.	87,179	3,076,547
Bowhead Specialty Holdings, Inc.*	88,642	2,396,880
Cathay General Bancorp	56,272	2,701,619
City Holding Co.	24,734	3,063,801
Columbia Banking System, Inc.	81,100	2,087,514
Community Financial System, Inc.	40,244	2,359,908
Enterprise Financial Services Corp.	38,150	2,211,937
Federal Agricultural Mortgage Corp., Class C	22,779	3,826,416
First Financial Bancorp	90,129	2,275,757
Glacier Bancorp, Inc.[1]	41,330	2,011,531
Hancock Whitney Corp.	39,400	2,466,834
Horace Mann Educators Corp.	42,550	1,921,983
International Bancshares Corp.	55,425	3,810,469
OceanFirst Financial Corp.	96,913	1,702,761
	Shares	Value

Piper Sandler Cos.	9,912	$3,439,365
PJT Partners, Inc., Class A	17,227	3,061,755
Seacoast Banking Corp. of Florida	59,897	1,822,666
Skyward Specialty Insurance Group, Inc.*	24,840	1,181,390
Stifel Financial Corp.	13,994	1,587,899
UMB Financial Corp.	26,400	3,124,440
Walker & Dunlop, Inc.	36,528	3,054,471
WesBanco, Inc.	47,203	1,507,192

Total Financials		59,040,638
Health Care - 10.2%
Agios Pharmaceuticals, Inc.*,1	48,410	1,943,178
Dynavax Technologies Corp.*,1	223,125	2,215,631
Integer Holdings Corp.*	34,246	3,538,639
Ligand Pharmaceuticals, Inc.*,1	28,167	4,989,503
NeoGenomics, Inc.*	272,314	2,102,264
OmniAb, Inc.*,2,3	10,502	0
OmniAb, Inc.*,2,3	10,502	0
Supernus Pharmaceuticals, Inc.*	96,456	4,609,632
Ultragenyx Pharmaceutical, Inc.*	71,989	2,165,429

Total Health Care		21,564,276
Industrials - 12.5%
CBIZ, Inc.*,1	37,966	2,010,679
Ducommun, Inc.*	23,175	2,227,813
Everus Construction Group, Inc.*	19,398	1,663,379
Gates Industrial Corp. PLC*	109,185	2,709,972
Hillman Solutions Corp.*	409,639	3,760,486
Interface, Inc.	108,010	3,125,809
Powell Industries, Inc.[1]	9,650	2,941,417
Primoris Services Corp.	29,265	4,018,962
Thermon Group Holdings, Inc.*	68,002	1,817,013
WNS Holdings, Ltd. (India)*	27,820	2,121,831

Total Industrials		26,397,361
Information Technology - 5.6%
Avnet, Inc.	41,205	2,154,197
Progress Software Corp.	52,200	2,293,146
TTM Technologies, Inc.*	81,200	4,677,120
Viavi Solutions, Inc.*	225,805	2,865,466

Total Information Technology		11,989,929
Materials - 3.9%
Constellium SE (France)*	140,091	2,084,554
Minerals Technologies, Inc.	29,246	1,816,762
Silgan Holdings, Inc.	56,590	2,433,936

AMG GW&K Small Cap Value Fund
Schedule of Portfolio Investments (continued)
	Shares	Value
Materials - 3.9% (continued)
Worthington Steel, Inc.	61,018	$1,854,337

Total Materials		8,189,589
Real Estate - 12.8%
Acadia Realty Trust, REIT	110,105	2,218,616
Agree Realty Corp., REIT	40,699	2,891,257
Armada Hoffler Properties, Inc., REIT	258,550	1,812,435
Compass, Inc., Class A*	337,600	2,710,928
Essential Properties Realty Trust, Inc., REIT	83,075	2,472,312
Four Corners Property Trust, Inc., REIT [1]	100,118	2,442,879
Getty Realty Corp., REIT	82,637	2,217,151
Independence Realty Trust, Inc., REIT [1]	214,427	3,514,459
NETSTREIT Corp., REIT [1]	117,350	2,119,341
Piedmont Realty Trust, Inc., REIT	288,550	2,596,950
STAG Industrial, Inc., REIT	62,910	2,220,094

Total Real Estate		27,216,422
Utilities - 4.7%
IDACORP, Inc.[1]	25,114	3,318,815
MDU Resources Group, Inc.	135,600	2,415,036
Northwestern Energy Group, Inc.	35,153	2,060,317
Southwest Gas Holdings, Inc.	27,010	2,115,964

Total Utilities		9,910,132

Total Common Stocks (Cost $159,285,578)		208,920,362

	Principal Amount
Short-Term Investments - 4.3%
Joint Repurchase Agreements - 2.6%[4]
Bank of America Securities, Inc., dated 09/30/25, due 10/01/25, 4.200% total to be received $31,761 (collateralized by various U.S. Treasuries, 0.000% - 4.625%, 11/15/41 - 05/15/54, totaling $32,392)	$31,757	31,757
Daiwa Capital Markets America, dated 09/30/25, due 10/01/25, 4.210% total to be received $1,280,413 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 2.000% - 7.500%, 08/27/27 - 09/01/55, totaling $1,305,884)	1,280,263	1,280,263
HSBC Securities USA, Inc., dated 09/30/25, due 10/01/25, 4.210% total to be received $141,878 (collateralized by various U.S. Treasuries, 0.000% - 4.000%, 07/15/26 - 08/15/54, totaling $144,698)	141,861	141,861
	Principal Amount	Value

HSBC Securities USA, Inc., dated 09/30/25, due 10/01/25, 4.220% total to be received $1,220,264 (collateralized by various U.S. Government Agency Obligations, 1.923% - 6.500%, 08/01/32 - 06/01/64, totaling $1,244,523)	$1,220,121	$1,220,121
JPMorgan Securities LLC, dated 09/30/25, due 10/01/25, 4.200% total to be received $379,649 (collateralized by various U.S. Treasuries, 4.125% - 4.500%, 12/31/31 - 05/31/32, totaling $387,197)	379,605	379,605
Mizuho Securities LLC, dated 09/30/25, due 10/01/25, 4.200% total to be received $27,870 (collateralized by various U.S. Treasuries, 0.750% - 4.375%, 05/31/26 - 09/30/32, totaling $28,424)	27,867	27,867
Natwest Markets Securities, Inc., dated 09/30/25, due 10/01/25, 4.190% total to be received $524,889 (collateralized by various U.S. Treasuries, 0.000% - 6.625%, 11/18/25 - 08/15/55, totaling $535,325)	524,828	524,828
RBC Dominion Securities, Inc., dated 09/30/25, due 10/01/25, 4.190% total to be received $168,941 (collateralized by various U.S. Treasuries, 0.000% - 4.750%, 10/23/25 - 08/15/55, totaling $172,299)	168,921	168,921
State of Wisconsin Investment Board, dated 09/30/25, due 10/01/25, 4.290% total to be received $1,673,098 (collateralized by various U.S. Treasuries, 0.125% - 3.875%, 10/15/26 - 02/15/54, totaling $1,703,227)	1,672,899	1,672,899

Total Joint Repurchase Agreements		5,448,122
Repurchase Agreements - 1.7%
Fixed Income Clearing Corp., dated 09/30/25, due 10/01/25, 3.850% total to be received $3,687,394 (collateralized by a U.S. Treasury Note, 4.375%, 01/31/32, totaling $3,760,794)	3,687,000	3,687,000

Total Short-Term Investments (Cost $9,135,122)		9,135,122
Total Investments - 102.9% (Cost $168,420,700)		218,055,484
Other Assets, less Liabilities - (2.9)%		(6,213,751)
Net Assets - 100.0%		$211,841,733

AMG GW&K Small Cap Value Fund
Schedule of Portfolio Investments (continued)
*	Non-income producing security.
[1]	Some of these securities, amounting to $23,214,740 or 11.0% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See below for more information.
[2]	Security's value was determined by using significant unobservable inputs.
[3]	These securities are restricted and are not available for re-sale. Ligand Pharmaceuticals, Inc. (“Ligand”) completed a spin-off of OmniAb, Inc on November 2, 2022. Ligand shareholders received new holdings of OmniAb earn-out shares. The market value of earn-out shares was $0 on the date of the spin-off. At September 30, 2025, for each holding of OmniAb earn-out shares the cost was $19,190 and the market value of each was $0, which represents 0% of net assets..
[4]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.

REIT	Real Estate Investment Trust
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of September 30, 2025:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks
Financials	$59,040,638	—	—	$59,040,638
Real Estate	27,216,422	—	—	27,216,422
Industrials	26,397,361	—	—	26,397,361
Health Care	21,564,276	—	$0	21,564,276
Consumer Discretionary	19,549,136	—	—	19,549,136
Energy	14,817,422	—	—	14,817,422
Information Technology	11,989,929	—	—	11,989,929
Utilities	9,910,132	—	—	9,910,132
Materials	8,189,589	—	—	8,189,589
Communication Services	7,219,362	—	—	7,219,362
Consumer Staples	3,026,095	—	—	3,026,095
Short-Term Investments
Joint Repurchase Agreements	—	$5,448,122	—	5,448,122
Repurchase Agreements	—	3,687,000	—	3,687,000
Total Investments in Securities	$208,920,362	$9,135,122	$0	$218,055,484

The Level 3 common stocks were received as a result of a corporate action. The security's value was determined by using significant unobservable inputs. For the current period ended September 30, 2025, the change in unrealized depreciation was $0.
For the period ended September 30, 2025, there were no transfers in or out of Level 3. The Fund did not have any purchases and sales of Level 3 securities for the same period.

AMG GW&K Small Cap Value Fund
Schedule of Portfolio Investments (continued)
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at September 30, 2025, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$23,214,740	$5,448,122	$18,126,970	$23,575,092
The following table summarizes the securities received as collateral for securities lending at September 30, 2025:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.000%-5.000%	10/15/25-11/15/54
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.